Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	$ 0	$ 0	$ 0
Acquisitions of unproved property	5	9	74
Exploration	726	734	738
Development	978	1,777	1,412
Total costs	1,709	2,520	2,224
Australia [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	0	0	0
Exploration	44	25	32
Development	132	195	360
Total costs	176	220	392
United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property	5	9	12
Exploration	190	418	471
Development	792	1,548	1,034
Total costs	987	1,975	1,517
Other countries [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property			62
Exploration	492	291	235
Development	54	34	18
Total costs	$ 546	$ 325	$ 315